Fair value measurement - Warrants schedule (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Continuity schedule
Balance, beginning of period	$ 852,093
Balance, end of period	870,025
Public Warrants
Continuity schedule
Balance, beginning of period		$ 15,113
Change in fair value		22,655
Redemption of warrants		(37,768)
Private Placement Warrants
Continuity schedule
Balance, beginning of period		11,176
Change in fair value		16,754
Redemption of warrants		(27,930)
Mezz Warrants
Continuity schedule
Balance, beginning of period	11,066	16,906
Change in fair value	3,769	1,436
Balance, end of period	$ 14,835	$ 18,342